Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Years Ended June 30,
	2016	2015
Interest paid for discontinued operations	$434	$374

Non-cash transactions:
Fair value of stock and warrants issued to placement agent	—	310
Equity received /revenue recognized from consulting compensation	242	—

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	June 30, 2016
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Certificates of Deposit- Restricted	—		2,262	(2)	—	2,262
Money Market Funds	12,654	(3)	—		—	12,654
	June 30, 2015
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Certificates of Deposit- Restricted	—		1,635	(2)	—	1,635
Money Market Funds	18,128	(3)	—		—	18,128